UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating Activities
Net income	$ 773	$ 425	$ 916	$ 719
Adjusted for the following items:
Earnings from investments in associates and joint ventures, net of distributions received	109	76	161	146
Depreciation and amortization expense	632	552	1,277	1,096
Mark-to-market, provisions and other	(309)	(200)	(108)	(179)
Deferred income tax expense (recovery)	38	(26)	(5)	(8)
Changes in non-cash working capital, net	(273)	(93)	(754)	(305)
Cash from operating activities	970	734	1,487	1,469
Investing Activities
Acquisition of subsidiaries, net of cash acquired	(78)	0	(4,777)	(42)
Disposal of subsidiaries, net of cash disposed	602	0	602	0
Investments in associates and joint ventures	0	(216)	(702)	(671)
Disposal of investments in associates and joint ventures	672	275	672	275
Purchase of long-lived assets	(572)	(735)	(1,070)	(1,334)
Disposal of long-lived assets	65	12	74	21
Purchase of financial assets	(111)	(146)	(343)	(382)
Sale of financial assets	166	201	519	401
Net settlement of foreign exchange hedging items	1	25	0	24
Other investing activities	15	0	(668)	0
Cash from (used by) investing activities	760	(584)	(5,693)	(1,708)
Financing Activities
Distributions to general partner	(67)	(61)	(134)	(122)
Distributions to other unitholders	(310)	(293)	(619)	(589)
Subsidiary distributions to non-controlling interest	(417)	(161)	(1,043)	(324)
Capital provided by non-controlling interest	79	0	3,710	293
Capital provided to non-controlling interest	(423)	0	(423)	0
Deposit repaid to parent	0	(200)	0	0
Proceeds from corporate borrowings	0	474	0	474
Net proceeds from (repayment of) commercial paper program	225	(124)	477	(164)
Proceeds from corporate credit facility	1,268	1,245	3,057	2,202
Repayment of corporate credit facility	(1,433)	(1,216)	(2,576)	(1,694)
Proceeds from non-recourse borrowings	2,093	2,164	6,581	3,400
Repayment of non-recourse borrowings	(2,081)	(1,413)	(4,035)	(2,007)
Settlement of deferred consideration	0	(1,037)	0	(1,037)
Net preferred units redeemed	0	0	0	(243)
Partnership units issued	2	4	8	8
Lease liability repaid	(59)	(72)	(122)	(90)
Other financing activities	(792)	0	(659)	0
Cash (used by) from financing activities	(1,915)	(690)	4,222	107
Cash and cash equivalents
Change during the period	(185)	(540)	16	(132)
Cash reclassified as assets held for sale	0	(30)	(6)	(30)
Impact of foreign exchange on cash	50	(98)	91	57
Balance, beginning of year	1,515	1,969	1,279	1,406
Balance, end of year	$ 1,380	$ 1,301	$ 1,380	$ 1,301